Revenue - Schedule of Revenue Recognized that was Included in the Contract Liabilities Balance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Service Revenue [Member]
Schedule of Revenue Recognized that was Included in the Contract Liabilities Balance [Line Items]
Service revenue	$ 53,769	$ 58,475